Cover	Aug. 17, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 17, 2022
Current Fiscal Year End Date	--12-31
Entity File Number	333-165972
Entity Registrant Name	BoxScore Brands, Inc.
Entity Central Index Key	0001487718
Entity Tax Identification Number	22-3956444
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3275 S. Jones Blvd.
Entity Address, Address Line Two	Suite 104
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89146
City Area Code	800
Local Phone Number	998-7962
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false